Hodges Pure Contrarian Fund (Prospectus Summary) | Hodges Pure Contrarian Fund
HODGES PURE CONTRARIAN FUND
Investment Objective
The Hodges Pure Contrarian Fund (the "Pure Contrarian Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Pure Contrarian Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hodges Pure Contrarian Fund Class R Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hodges Pure Contrarian Fund Class R Shares
Management Fees		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.07%
Total Annual Fund Operating Expenses		2.17%
Fee Waiver and/or Expense Reimbursement		(0.76%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.41%
[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Pure Contrarian Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Pure Contrarian Fund to 1.40% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the Pure
Contrarian Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Pure Contrarian Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Pure Contrarian Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hodges Pure Contrarian Fund Class R Shares	144	606	1,095	2,444

Portfolio Turnover
The Pure Contrarian Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Pure
Contrarian Fund's performance. During the most recent fiscal year, the Pure
Contrarian Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free cash flow (the relationship between the price of a company's stock and that company's available cash from operations, minus capital expenditures). Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Pure Contrarian Fund will invest without regard to a company's market capitalization size. The Advisor selects investments using a "bottom-up" approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. In addition, the Fund may invest in investment-grade convertible and non-convertible debt securities,
U.S. government securities and money market funds. While the Pure Contrarian
Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in foreign equity and debt securities, which include investments in emerging markets. Such investments in foreign securities may include direct investments and those of securities which are U.S. dollar denominated and trade on a domestic national securities exchange including ADRs, EDRs and GDRs. The Pure Contrarian Fund is a non-diversified fund, which may result in the portfolio being strategically focused in certain issuers or sectors. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. Although not a primary investment strategy, the
Fund may also engage in short selling and may sell options and write "covered"
call options.

The Advisor will consider selling a security in the Pure Contrarian Fund's portfolio if the Advisor believes that security has become overvalued or is believed to have reached its appreciation potential. The Advisor may also sell a security if the basic thesis supporting the contrarian view on an investment materially changes due to unforeseen events. Such evaluation involves measuring the potential for additional appreciation in a security relative to its down-side risk. The Advisor will also take tax considerations into account when making a sell decision. Given the long-term nature of the Pure Contrarian Fund's contrarian strategy, the portfolio turnover is likely to be less than 100% in a given year under normal market conditions.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Pure Contrarian Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Pure Contrarian Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Pure Contrarian Fund may seek to hedge investments or realize additional gains through short sales. Because the Pure Contrarian Fund may short positions it does not own, potential losses to the Pure Contrarian Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Pure Contrarian Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Pure Contrarian Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Emerging Markets Risk. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Pure Contrarian Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.
·  Non-Diversification Risk: The Pure Contrarian Fund is non-diversified which means an increase or decrease in the value of a single security may have a greater impact on the Pure Contrarian Fund's total return than would happen to a diversified fund.

·  Risks of Companies in "Special Situations:" The Pure Contrarian Fund's
   investments in companies experiencing significant business problems could have a negative result in the Fund's performance if the company does not realize the anticipated favorable prospects.

Performance
The following performance information provides some indication of the risks of investing in the Pure Contrarian Fund. The bar chart below illustrates how shares of the Pure Contrarian Fund's total returns have varied since inception. The table below illustrates how the Pure Contrarian Fund's average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index. The Pure Contrarian Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.hodgesmutualfunds.com.

Hodges Pure Contrarian Fund Calendar Year Total Returns Class R

The Pure Contrarian Fund's year-to-date return as of the most recent calendar quarter ended June 30, 2011 was -4.89%.

                    Highest Quarterly Return: 4Q, 2010 19.00%

                    Lowest Quarterly Return:  2Q, 2010 -10.14%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Hodges Pure Contrarian Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R Shares	Pure Contrarian Fund Class R Shares Return Before Taxes	27.54%	28.40%	Sep. 10, 2009
Class R Shares After Taxes on Distributions	Pure Contrarian Fund Class R Shares Return After Taxes on Distributions	27.31%	28.23%	Sep. 10, 2009
Class R Shares After Taxes on Distributions and Sales	Pure Contrarian Fund Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	18.15%	24.24%	Sep. 10, 2009
Russell 1000 index	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	15.06%	17.63%	Sep. 10, 2009

The Pure Contrarian Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.